Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beggining of Period	$ (18,278)	$ (18,464)	$ (26,457)
Charges to Costs and Expenses	(1,304)	(59)	(792)
Amount Utilized	145	245	8,785
Balance at End of Period	$ (19,437)	$ (18,278)	$ (18,464)